Equity	12 Months Ended
Dec. 31, 2012
Equity
NOTE 15	Equity

DIVIDENDS:    Dividends on common stock of $94.0 million were paid in 2012, compared to $53.9 million and $55.1 million in 2011 and 2010, respectively. The increase in dividends paid in 2012 compared to 2011 is due an increase in the dividends per share beginning in January 2012 to $0.10 per share from $0.07 per share and the acceleration of payment of the fourth quarter 2012 dividend. The fourth quarter 2012 dividend payment was accelerated in December, rather than January, to allow shareholders to benefit from the lower dividend tax rate that was set to expire on December 31, 2012.

EQUITY COMPENSATION PLANS:    The following table summarizes TSYS’ equity compensation plans by category as of December 31, 2012:

(in thousands, except per share data) Plan Category	(a) Number of securities to be issued upon exercise of outstanding options, warrants and rights		(b) Weighted-average exercise price of outstanding options, warrants and rights	(c) Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders	6,065	(1)	$21.27	13,864	(2)
Equity compensation plans not approved by security holders	—		—	—

Total	6,065		$21.27	13,864

(1)	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.4 million shares of nonvested awards which will vest over the remaining years through 2014.
(2)	Includes 13,864,285 shares available for future grants under the Total System Services, Inc. 2007 Omnibus Plan and 2012 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.

CHANGES IN TSYS’ OWNERSHIP INTEREST IN SUBSIDIARIES:    TSYS’ subsidiary, GP Net repurchased 400 common shares on December 29, 2011 from its noncontrolling interest. As a result of the transaction, TSYS’ ownership increased to 54.08% from 53.00%. The following table presents the effect on TSYS’ shareholders’ equity from GP Net’s acquisition of treasury shares:

(in thousands)	Year Ended December 31, 2011
Increase in OCI	$28
Increase in additional paid in capital	77

Effect from change in noncontrolling interests	$105